Condensed Financial Information of the Parent Company - Condensed Statements of Comprehensive Income (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Condensed Balance Sheet Statements, Captions [Line Items]
Share-based compensation expense	$ (9,845,204)	¥ (64,055,851)	¥ (22,133,620)	¥ (55,607,170)
Cost of revenue	(135,383,529)	(880,845,857)	(267,862,006)	(148,416,681)
General and administrative	(28,230,151)	(183,673,832)	(108,786,166)	(42,425,953)
Interest and investment income, net	647,204	4,210,903	1,857,328	2,888,911
Share of (loss)/profit in subsidiaries, VIEs and VIEs' subsidiaries	(3,177,885)	(20,676,273)	(4,805,183)
Net (loss)/income before income taxes	371,947,932	2,420,004,823	703,493,068	(233,163,744)
Income tax expense	(39,276,702)	(255,546,003)	(126,840,450)
Net (loss)/income and comprehensive (loss)/income	332,671,230	2,164,458,820	576,652,618	(233,163,744)
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Share-based compensation expense	(10,224,362)	(66,522,766)	(22,133,620)	(55,607,170)
Cost of revenue	(9,380)	(61,028)
General and administrative	(1,106,961)	(7,202,222)
Interest and investment income, net	951,233	6,189,009
Share of (loss)/profit in subsidiaries, VIEs and VIEs' subsidiaries	355,878,874	2,315,454,720	598,786,238	(177,556,574)
Net (loss)/income before income taxes	345,489,404	2,247,857,713	576,652,618	(233,163,744)
Income tax expense	0	0	0	0
Net (loss)/income and comprehensive (loss)/income	$ 345,489,404	¥ 2,247,857,713	¥ 576,652,618	¥ (233,163,744)